Condensed Statements of Cash Flows - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
OPERATING ACTIVITIES
Net loss	$ (1,472,888)	$ (369,935)	$ (1,107,730)	$ (2,774,307)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability and related party note	1,000	(230,550)	30,627	(384,108)
Stock-based compensation			95,200
Interest earned on cash and marketable securities held in Trust Account	(443,280)	(17,513)	(5,978)	(1,630,398)
Amortization on debt discount on note payable to related party	42,913			17,914
Change in operating assets and liabilities:
Prepaid expenses and other current assets	60,995	24,624	(740,241)	567,733
Other long-term assets		165,230	(165,230)	165,230
Payable to related parties	190,010	189,363	72,857	708,704
Accounts payable	162,643	180,130	3,100	166,964
Accrued legal fees	745,713	52,525	225,146	1,931,891
Accrued liabilities	61,120	(228,440)	220,755	(117,411)
Other current liabilities	104,895	5,115	1,783	86,238
Net cash used in operating activities	(546,879)	(229,451)	(1,369,711)	(1,261,550)
INVESTING ACTIVITIES
Investment of cash in Trust Account, net	(420,000)		(232,300,000)	(640,000)
Cash withdrawn from Trust Account	10,729,449			192,881,509
Net cash provided by (used in) investing activities	10,309,449		(232,300,000)	192,241,509
FINANCING ACTIVITIES
Proceeds from sale of common stock to Founders			25,000
Proceeds from sale of Public Units, net of underwriting discounts paid			226,850,000
Repayment of borrowings from related parties			(133,465)
Payment of offering costs			(733,740)	(85,000)
Borrowings from related parties	420,000		133,465	640,000
Borrowings from related parties at fair value	545,000			260,000
Redemption of Public Units	(10,449,625)			(192,138,312)
Net cash provided by (used in) financing activities	(9,484,625)		234,091,260	(191,323,312)
Net increase in cash during period	277,945	(229,451)	421,549	(343,353)
Cash, beginning of period	78,196	421,549		421,549
Cash, end of period	356,141	192,098	421,549	78,196
SUPPLEMENTAL DISCLOSURES
Cash paid for income taxes				400,377
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Change in value of common stock subject to possible redemption	671,477	$ 12,398	15,497,935	1,440,963
Waiver of deferred underwriting fees	6,440,000
Debt discount on note payable to related party	$ 62,925			$ 54,034
Deferred underwriting fee payable upon business combination			9,200,000
Offering costs included in accounts payable			25,000
Offering costs included in accrued liabilities			85,000
Fair value of warrant liability			382,773
Founders
FINANCING ACTIVITIES
Proceeds from sale of Private Placement Units			$ 7,950,000